contingent liabilities (Details) - CAD ($)	Jun. 30, 2022	Dec. 31, 2021
Indemnification obligation
Estimated financial effect of contingent liabilities
Concentration of labour
Concentration of labour
Employees covered under the collective agreement (as a per cent)	22.00%